Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Financial Instrument [Abstract]
Disclosure of fair value measurement of assets [text block]
Information regarding the carrying amounts of the Corporation’s financial assets and liabilities is summarized as follows:

	Fair Value Hierarchy Classification	December 31 2017	December 31 2016

Fair value through profit or loss
Warrants held-for-trading	Level 2	$1,082	$1,326
Embedded derivative - Wheaton agreement	Level 3	$6,600	-

Available-for-sale
Investment in marketable securities	Level 1	$673	$365
		$8,355	$1,691

Disclosure of internal credit grades [text block]
The Corporation is exposed to currency risk at the balance sheet date through the following financial assets and liabilities, which are denominated in US dollars:

	December 31 2017	December 31 2016

Cash and cash equivalents	$1,336	$3,023
Accounts and other receivable	510	972
Accounts payable and accrued liabilities	(298)	(391)
Net exposure	$1,548	$3,604

Disclosure of credit risk exposure [text block]
Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial instrument fails to meet its obligations. The Corporation’s maximum exposure to credit risk at the balance sheet date under its financial instruments is summarized as follows:

	December 31 2017	December 31 2016

Trade receivables, net of provision
Currently due	$1,035	$857
Past due by 90 days or less, not impaired	940	1,315
Past due by greater than 90 days, not impaired	13	32
	1,988	2,204

Cash	6,019	6,484
Demand deposits	11,887	13,898
Term deposits	7,092	6,948

	$26,986	$29,534

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The Corporation’s financial liabilities are comprised of its accounts payable and accrued liabilities, the contractual maturities of which at the balance sheet date are summarized as follows:

	December 31 2017	December 31 2016

Accounts payable and accrued liabilities with contractual maturities
Within 90 days or less	$3,601	$1,830
In later than 90 days, not later than one year	-	-

	$3,601	$1,830